Schedule of Investments (unaudited)
April 30, 2024
BlackRock Intermediate Muni Income Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 11.5%
Black Belt Energy Gas District RB, 5.50%, 11/01/53 (Put 09/01/28)	$500	$526,001
County of Jefferson AL Sewer Revenue RB
5.25%, 10/01/41 (Call 10/01/33)	100	109,258
5.25%, 10/01/44 (Call 10/01/33)	1,000	1,075,441
Southeast Energy Authority A Cooperative District RB, 5.50%, 01/01/53 (Put 09/01/29)	315	333,951
Tuscaloosa County Industrial Development Authority RB, 5.25%, 05/01/44 (Put 05/01/29)(a)	110	110,051
		2,154,702
Arizona — 0.5%
Arizona Health Facilities Authority RB, 4.02%, 01/01/46 (Put 11/04/25), (SIFMA Municipal Swap Index)(b)	100	100,243
California — 6.6%
California Community Choice Financing Authority RB, 5.51%, 12/01/53 (Put 05/01/29)(b)	750	756,329
San Diego Unified School District/CA GO, 0.00%, 07/01/31(c)	610	485,656
		1,241,985
Colorado — 3.4%
City & County of Denver Colorado Airport System Revenue RB, AMT,5.75%, 11/15/34 (Call 11/15/32)	200	229,768
Colorado Health Facilities Authority RB, 4.00%, 08/01/39 (Call 08/01/29)	185	179,137
Pueblo Urban Renewal Authority TA, Series B, 0.00%, 12/01/25(a)(c)	250	222,500
		631,405
Connecticut — 2.0%
Connecticut Housing Finance Authority RB, 1.85%, 05/15/38 (Call 05/15/30)	210	150,099
State of Connecticut Special Tax Revenue RB, 5.00%, 07/01/38 (Call 01/01/33)	205	229,231
		379,330
Delaware — 2.5%
Delaware State Economic Development Authority RB, Class B, 1.25%, 10/01/40 (Put 10/01/25)	500	471,274
District of Columbia — 1.4%
Metropolitan Washington Airports Authority Aviation Revenue RB, AMT,5.00%, 10/01/37 (Call 10/01/32)	250	269,950
Florida — 2.9%
Lakes of Sarasota Community Development District RB, 2.75%, 05/01/26	125	121,564
Miami-Dade County Expressway Authority RB, 5.00%, 07/01/30 (Call 07/01/24)	250	250,389
Tohoqua Community Development District RB, 2.38%, 05/01/26	170	164,345
		536,298
Georgia — 0.5%
Development Authority of Cobb County (The) RB, 5.70%, 06/15/38 (Call 06/15/31)(a)	100	98,867
Illinois — 13.1%
Chicago O'Hare International Airport RB, Series B, 5.00%, 01/01/37 (Call 01/01/27)	200	207,822
Chicago O'Hare International Airport RB AMT, 5.00%, 01/01/27 (Call 01/01/26)	250	253,753
Security	Par (000)	Value
Illinois (continued)
City of Chicago IL GO
5.00%, 01/01/27	$100	$102,754
5.00%, 01/01/34 (Call 01/01/32)	500	540,481
Illinois Finance Authority RB, Class B, 4.47%, 05/01/42 (Put 05/01/25), (SIFMA Municipal Swap Index)(b)	500	491,593
Northern Illinois Municipal Power Agency RB, 4.00%, 12/01/36 (Call 12/01/26)	100	100,270
State of Illinois GO
5.00%, 10/01/24	245	245,957
5.00%, 10/01/30	225	244,758
5.25%, 05/01/40 (Call 05/01/32)	250	269,558
		2,456,946
Kentucky — 1.4%
City of Henderson KY RB AMT, 3.70%, 01/01/32(a)	150	143,216
Louisville/Jefferson County Metropolitan Government RB, 1.75%, 02/01/35 (Put 07/01/26)	125	119,387
		262,603
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority RB, Class A, 2.00%, 06/01/30 (Call 04/01/26)	250	224,380
Michigan — 0.6%
Michigan Finance Authority RB, 5.25%, 02/29/40 (Call 02/28/34)	100	108,804
Missouri — 4.2%
Kansas City Industrial Development Authority RB AMT, 5.00%, 03/01/34 (Call 03/01/29)	750	779,971
New Jersey — 4.3%
New Jersey Economic Development Authority RB, 5.00%, 06/15/28	225	239,305
New Jersey Educational Facilities Authority RB, 5.00%, 09/01/38 (Call 03/01/33)	100	109,615
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/37 (Call 06/15/33)	250	277,186
Series C, 0.00%, 12/15/25 (AMBAC)(c)	190	178,370
		804,476
New York — 7.0%
New York City Housing Development Corp. RB, 1.95%, 11/01/32 (Call 02/01/29) (FHA 542(C))	430	357,084
New York City Municipal Water Finance Authority RB, 5.25%, 06/15/48 (Call 12/15/33)	250	275,194
New York Liberty Development Corp. RB, Class A, 2.50%, 11/15/36 (Call 11/15/31)	250	205,100
New York State Dormitory Authority RB, 5.00%, 03/15/41 (Call 03/15/34)	100	110,628
New York State Environmental Facilities Corp. RB AMT, 5.13%, 09/01/50 (Put 06/05/30)(a)	250	254,285
Triborough Bridge & Tunnel Authority RB, 5.00%, 11/15/38 (Call 11/15/33)	100	112,587
		1,314,878
Ohio — 5.7%
Allen County Port Authority RB, Class A, 4.00%, 12/01/31 (Call 06/01/31)	250	240,322
American Municipal Power Inc. RB, Class A-2, 1.00%, 02/15/48 (Put 05/31/24)	500	495,000
Ohio Air Quality Development Authority RB, 4.00%, 09/01/30 (Put 06/01/27)	100	99,893

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Intermediate Muni Income Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Port of Greater Cincinnati Development Authority RB, 3.75%, 12/01/31 (Call 12/01/28)(a)	$250	$227,188
		1,062,403
Pennsylvania — 4.4%
Bethlehem Area School District Authority RB, Series B, 3.91%, 07/01/31 (Put 11/01/24)(b)	460	451,359
Pennsylvania Housing Finance Agency RB, 2.00%, 10/01/32 (Call 10/01/29)	445	373,826
		825,185
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue RB, 4.33%, 07/01/40 (Call 07/01/28)	250	243,850
South Carolina — 1.1%
City of Hardeeville SC, 3.00%, 05/01/27(a)	225	213,874
Tennessee — 4.2%
Tennergy Corp./Tennessee RB, 5.50%, 10/01/53 (Put 09/01/30)	750	787,383
Texas — 10.2%
City of Beaumont TX GOL, 4.00%, 03/01/33 (Call 03/01/30)	215	223,226
City of Houston TX Airport System Revenue RB AMT, 5.00%, 07/15/30 (Call 07/15/25)	225	226,763
Houston Higher Education Finance Corp. RB
1.75%, 10/01/24 (Call 05/31/24)	115	113,061
2.00%, 10/01/25 (Call 05/31/24)	75	71,276
New Hope Cultural Education Facilities Finance Corp. RB
4.00%, 08/15/34 (Call 08/15/27)	750	758,250
Class A, 4.00%, 06/15/25	280	280,891
New Hope Higher Education Finance Corp. RB, Series A, 5.00%, 06/15/30 (Call 06/15/26)(a)	250	235,140
		1,908,607
Virginia — 1.2%
Virginia Housing Development Authority RB, AMT,2.05%, 12/01/33 (Call 12/01/30)	270	224,953
Washington — 3.5%
County of King WA Sewer Revenue RB, Class A, 4.00%, 01/01/40 (Put 01/01/26), (SIFMA Municipal Swap Index)(b)	550	543,291
Security	Par (000)	Value
Washington (continued)
Washington Health Care Facilities Authority RB, 5.00%, 08/01/30 (Call 08/01/29)	$100	$106,727
		650,018
Wisconsin — 1.3%
City of Milwaukee WI Sewerage System Revenue RB, 4.00%, 06/01/31 (Call 05/31/24)	145	144,996
Wisconsin Health & Educational Facilities Authority RB, 4.20%, 08/15/28 (Call 08/15/24)	100	99,098
		244,094
Total Long-Term Investments — 96.0% (Cost: $18,131,469)		17,996,479
	Shares
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds: MuniCash, 3.45%(d)(e)	552,142	552,197
Total Short-Term Securities — 3.0% (Cost: $552,193)		552,197
Total Investments — 99.0% (Cost: $18,683,662)		18,548,676
Other Assets Less Liabilities — 1.0%		193,924
Net Assets — 100.0%		$18,742,600

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$733,322	$—	$(181,121)(a)	$5	$(9)	$552,197	552,142	$8,480	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Intermediate Muni Income Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$17,996,479	$—	$17,996,479
Short-Term Securities
Money Market Funds	552,197	—	—	552,197
	$552,197	$17,996,479	$—	$18,548,676

Portfolio Abbreviation
AMBAC	Ambac Assurance Corp.
FHA	Federal Housing Administration
GO	General Obligation
GOL	General Obligation Limited

RB	Revenue Bond
SIFMA	Securities Industry and Financial Markets Associations
TA	Tax Allocation